BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,477	$ 3,526
Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	3,486
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Borrowings	(9)
2021 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	12
2022 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2023 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	1,335
2024 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	109
2025 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	157
Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,873